Segment Information (Information by Major Geographic Area) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net sales:
Net sales	¥ 3,951,937	¥ 4,080,015	¥ 3,401,487
Long-lived assets:
Long-lived assets	1,482,013	1,547,592	1,641,244
Japan
Long-lived assets:
Long-lived assets	1,046,065	1,081,522	1,163,374
Americas
Long-lived assets:
Long-lived assets	129,989	141,937	147,129
Europe
Long-lived assets:
Long-lived assets	169,357	174,889	166,734
Asia and Oceania
Long-lived assets:
Long-lived assets	136,602	149,244	164,007
Japan
Net sales:
Net sales	869,577	884,828	706,979
America
Net sales:
Net sales	1,076,402	1,107,515	963,544
Europe
Net sales:
Net sales	1,015,428	1,028,415	913,523
Asia and Oceania
Net sales:
Net sales	¥ 990,530	¥ 1,059,257	¥ 817,441